Risk management (Tables)	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Summary of Details of Significant Increase in Credit Risk

Type of portfolio	Debtor category	Stages	Days of arrears to the end of the month
	A1, A2, A3, A4	Stage 1	Up to 29 days
Individual	A5 (1)	Stage 1	Up to 29 days
	A6, B1, B2, B3, B4	Stage 2	From 30 to 89 days
	C1, C2, C3, C4, C5, C6	Stage 3	90 days or more

(1)   Loans originated in A5 are considered Stage 1 at inception. Loans that were originated in a higher category and subsequently downgraded to A5 are considered Stage 2.

Days of arrears to the end of the month,
probability of default (PD) and
Type of portfolio	Portfolio	Stages	qualitative considerations
		Stage 1	Up to 29 days
	CAE	Stage 2	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.0657 and absolute difference between referential and origination PD’s>= 0.0424)
		Stage 3	90 days or more
		Stage 1	Up to 29 days
	Condell / Restructured Condell	Stage 2 (Condell)	From 30 to 89 days or (relative difference between referential and origination PD’s>= 1.9908 and absolute difference between referential and origination PD’s>= 0.0374)
		Stage 2 (Restructured Condell)	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.4144 and absolute difference between referential and origination PD’s>=0.1241)
		Stage 3	90 days or more
		Stage 1	Up to 29 days
	Commercial/ Rotative Commercial	Stage 2 (Commercial)	From 30 to 89 days or (relative difference between referential and origination PD’s>=2.2795 and absolute difference between referential and origination PD’s>=0.0332)
Collective		Stage 2 (Rotative Commercial)	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.2206 and absolute difference between referential and origination PD’s>=0.0272)
		Stage 3	90 days or more
		Stage 1	Up to 29 days
		Stage 2 (Consumer)	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.8048 and absolute difference between referential and origination PD’s>=0.0964)
	Consumer/ Renegotiated Consumer/ Rotative Consumer	Stage 2 (Renegotiated Consumer)	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.2284 and absolute difference between referential and origination PD’s>=0.0285)
		Stage 2 (Rotative Consumer)	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.2291 and absolute difference between referential and origination PD’s>=0.0518)
		Stage 3	90 days or more
		Stage 1	Up to 29 days
	Mortgage	Stage 2	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.9634 and absolute difference between referential and origination PD’s>=0.0439)
		Stage 3	90 days or more

Note 36 – Risk management, continued

Criteria used for Colombia

	% of absolute increase in	% of relative increase	Qualitative
	lifetime PD	in lifetime PD	indicators assessed
Corporate portfolio			Debt restructuring and increase in credit risk of other financial instruments
Other loans not classified	38.01%	2,400.63%
Small company 1	23.19%	1,227.37%
Small company 2	43.75%	357.60%
Medium company 1	10.22%	612.32%
Medium company 2	3.48%	322.20%
Large company	0.06%	467.28%
Low default	2.25%	401.43%
Low default (Government and Financial)	7.05%	358.10%
Collective portfolio			Increase in credit risk of other financial instruments
Leasing	73.53%	1,686.43%
Payroll deductible loan	2.37%	695.80%
Revolving line of credit	43.14%	169.77%
Overdraft limit	0.58%	153.59%
Credit card	51.39%	232.63%
Mortgage loan	2.29%	64.64%
Personal debt restructuring	25.08%	39.23%
Other loans	41.69%	108.03%

Summary of Principal Macroeconomic Indicators Included in Economic Scenarios

The table below summarizes the principal macroeconomic indicators included in the economic scenarios used as of December 31, 2022 until December 31, 2023 in the countries where the Bank and its subsidiaries operate and therefore are the countries that have a material impact on ECLs.

Criteria for Chile

		2022	2023				2024
Indicators	Portfolio	Q4	Q1	Q2	Q3	Q4	Q1	Q2	Q3	Q4
Unemployment rate	Base scenario	8.39%	8.61%	8.89%	9.12%	9.27%	8.89%	8.44%	8.11%	7.99%
	Range of upside scenarios	9.28%	9.69%	10.01%	10.17%	10.33%	10.47%	10.20%	9.80%	9.47%
	Range of downside scenarios	8.14%	8.31%	8.49%	8.62%	8.67%	8.14%	7.54%	7.11%	7.04%
Consumer’s price index (IPC)	Base scenario	129.08	131.25	132.52	133.62	134.68	135.63	136.31	137.44	138.77
	Range of upside scenarios	129.59	132.60	135.24	137.29	138.01	139.19	141.12	142.88	143.53
	Range of downside scenarios	128.79	129.29	130.00	131.90	132.65	132.53	132.79	134.91	135.96
Interbank interest rate	Base scenario	11.25%	11.25%	10.75%	9.00%	7.00%	5.25%	4.25%	4.00%	4.00%
	Range of upside scenarios	11.25%	12.00%	12.00%	11.00%	9.50%	8.00%	6.75%	6.00%	5.50%
	Range of downside scenarios	11.25%	9.75%	7.75%	5.75%	4.50%	3.50%	3.25%	3.25%	3.25%
Exchange Rate (USD/CLP)	Base scenario	3.77	3.68	3.58	3.49	3.40	3.40	3.40	3.40	3.40
	Range of upside scenarios	3.41	3.25	3.08	2.91	2.75	2.78	2.82	2.86	2.89
	Range of downside scenarios	4.47	4.34	4.22	4.09	3.97	3.93	3.89	3.85	3.81

Criteria for Colombia

	As of December 31,
	2022	2023	2024
GDP growth
Base scenario	2.32	0.90	3.24
Range of upside scenarios	3.82	2.40	4.74
Range of downside scenarios	0.52	(0.90)	1.44
Unemployment rates
Base scenario	9.63	11.28	11.36
Range of upside scenarios	8.48	10.07	10.12
Range of downside scenarios	10.79	12.48	12.60
Benchmark interest rates
Base scenario	11.50	9.00	5.00
Range of upside scenarios	13.00	10.50	6.50
Range of downside scenarios	10.50	8.00	4.00
currency exchange rate
Base scenario	4,700	4,800	4,690
Range of upside scenarios	4,586	4,565	4,334
Range of downside scenarios	4,814	5,035	5,046
Consumer’s Price Index
Base scenario	11.80	7.20	3.50
Range of upside scenarios	12.10	7.86	4.52
Range of downside scenarios	11.50	6.54	2.48

Summary of ECL Coverage of Loans and Accounts Receivable at Amortized Cost Subject to Significant Measurement Uncertainty

Set out below are the changes to ECL as of December 31, 2022 that would result from reasonably possible changes in these parameters from the actual assumptions used in the Bank’s economic variable assumptions as set forth in the tables above for Base scenarios, upside scenarios, and downside scenarios.

ECL coverage of loans and accounts receivable at amortized cost subject to significant measurement uncertainty as of December 31, 2022	Chile	Colombia
	MCh$	MCh$
Reported ECL	713,815	182,158
Loans and accounts receivable at amortized cost	22,633,393	3,974,392

Reported Coverage (Reported ECL/ loans and accounts receivable at amortized cost)%	3.15	5.93
Consensus upside scenario (Upside scenario for ECL/ loans and accounts receivable at amortized cost)%	3.20	5.74
Consensus central scenario (Base scenario for ECL/ loans and accounts receivable at amortized cost)%	3.24	5.93
Consensus downside scenario (Downside scenario for ECL/ loans and accounts receivable at amortized cost)%	3.31	6.11

Schedule of Credit Quality by Financial Asset Class

A detail by credit quality, which includes loans and accounts receivable from customers and interbank loans as of December 31, 2022 and 2021 is summarized as follows:

	As of December 31, 2022
Corporate	Stage 1	Stage 2	Stage 3	Totals corporate	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	164,599	—	—	164,599	0.62%	(58)	—	—	(58)	0.01%
A2	1,283,846	—	—	1,283,846	4.78%	(432)	—	—	(432)	0.05%
A3	2,646,632	—	—	2,646,632	9.86%	(5,208)	—	—	(5,208)	0.58%
A4	4,828,668	—	—	4,828,668	17.99%	(36,522)	—	—	(36,522)	4.08%
A5	2,611,905	—	—	2,611,905	9.73%	(46,620)	—	—	(46,620)	5.20%
A6	834,088	35,084	—	869,172	3.24%	(16,575)	—	—	(16,575)	1.85%
B1	—	395,348	—	395,348	1.47%	—	(6,383)	—	(6,383)	0.71%
B2	—	94,155	—	94,155	0.35%	—	(8,412)	—	(8,412)	0.94%
B3	—	101,704	—	101,704	0.38%	—	(4,627)	—	(4,627)	0.52%
B4	—	86,054	—	86,054	0.32%	—	(11,805)	—	(11,805)	1.32%
C1	—	—	170,088	170,088	0.63%	—	—	(3,403)	(3,403)	0.38%
C2	—	—	31,602	31,602	0.12%	—	—	(3,160)	(3,160)	0.35%
C3	—	—	249,441	249,441	0.93%	—	—	(62,360)	(62,360)	6.96%
C4	—	—	186,982	186,982	0.70%	—	—	(74,793)	(74,793)	8.35%
C5	—	—	24,279	24,279	0.09%	—	—	(15,782)	(15,782)	1.76%
C6	—	—	48,415	48,415	0.18%	—	—	(43,574)	(43,574)	4.86%
Subtotals corporate	12,369,738	712,345	710,807	13,792,890	51.39%	(105,415)	(31,227)	(203,072)	(339,714)	37.92%

	As of December 31, 2021
Corporate	Stage 1	Stage 2	Stage 3	Totals corporate	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	104,887	—	—	104,887	0.42%	(45)	—	—	(45)	0.01%
A2	623,613	—	—	623,613	2.52%	(337)	—	—	(337)	0.04%
A3	2,456,274	—	—	2,456,274	10.64%	(5,729)	—	—	(5,729)	0.60%
A4	4,398,475	—	—	4,398,475	18.49%	(42,196)	—	—	(42,196)	4.45%
A5	2,717,332	—	—	2,717,332	11.69%	(26,295)	—	—	(26,295)	2.77%
A6	—	1,114,466	—	1,114,466	4.13%	—	(36,245)	—	(36,245)	3.82%
B1	—	563,250	—	563,250	1.90%	—	(10,564)	—	(10,564)	1.11%
B2	—	240,106	—	240,106	0.59%	—	(13,190)	—	(13,190)	1.39%
B3	—	106,425	—	106,425	0.43%	—	(11,219)	—	(11,219)	1.18%
B4	—	93,647	—	93,647	0.38%	—	(19,119)	—	(19,119)	2.02%
C1	—	—	149,838	149,838	0.38%	—	—	(3,205)	(3,205)	0.24%
C2	—	—	98,318	98,318	0.15%	—	—	(5,020)	(5,020)	0.47%
C3	—	—	469,581	469,581	1.65%	—	—	(126,748)	(126,748)	13.06%
C4	—	—	249,938	249,938	0.76%	—	—	(92,541)	(92,541)	9.60%
C5	—	—	42,253	42,253	0.17%	—	—	(34,403)	(34,403)	3.60%
C6	—	—	128,830	128,830	0.50%	—	—	(127,706)	(127,706)	14.13%
Subtotals corporate	10,300,581	2,117,894	1,138,758	13,557,233	54.80%	(74,602)	(90,337)	(389,623)	(554,562)	58.49%

Note 36 – Risk management, continued

	As of December 31, 2022
Collectively assessed portfolio	Stage 1	Stage 2	Stage 3	Total collective	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Commercial loans	301,043	1,911,285	451,803	2,664,131	10.01%	20,821	(95,730)	(106,576)	(181,485)	20.25%
Mortgage loans	6,448,104	430,563	151,943	7,030,610	26.41%	(17,048)	(57,929)	(25,867)	(100,844)	11.26%
Consumer loans	2,627,477	398,561	94,116	3,120,154	11.70%	(91,892)	(113,345)	(68,694)	(273,931)	30.57%
Subtotals collectively assessed portfolio	9,376,624	2,740,409	697,862	12,814,895	48.12%	(88,119)	(267,004)	(201,137)	(556,260)	62.08%
Totals portfolio	21,746,362	3,452,754	1,408,669	26,607,785	100.00%	(193,534)	(298,231)	(404,209)	(895,974)	100.00%

	As of December 31, 2021
Collectively assessed portfolio	Stage 1	Stage 2	Stage 3	Total collective	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Commercial loans	1,511,692	470,765	132,980	2,115,437	8.55%	(2,100)	(92,410)	(31,957)	(126,467)	13.34%
Mortgage loans	5,815,884	314,060	115,027	6,244,971	25.23%	(14,156)	(44,636)	(18,506)	(77,298)	8.18%
Consumer loans	2,424,540	338,799	62,380	2,825,719	11.42%	(68,129)	(77,522)	(43,834)	(189,485)	19.99%
Subtotals collectively assessed portfolio	9,752,116	1,123,624	310,387	11,186,127	45.20%	(84,385)	(214,568)	(94,297)	(393,250)	41.51%
Totals portfolio	20,052,697	3,241,518	1,449,145	24,743,360	100.00%	(158,987)	(304,905)	(483,920)	(947,812)	100.00%

Schedule of Analysis of Gross Carrying Amount of Loans and Advances to Customers by Past Due Status under IFRS 9 and IAS 39

The table below provides an analysis of the gross carrying amount of loans and advances to customers by past due:

	As of December 31, 2022
	Less than 30 days overdue	Between 30 and 89 days overdue	More than 90 days overdue	Total overdue
	MCh$	MCh$	MCh$	MCh$
Interbank loans	—	—	—	—
Loans and accounts receivable from customers
Commercial loans	284,090	133,044	388,894	806,028
Mortgage loans	153,414	66,640	72,371	292,425
Consumer loans	135,619	83,905	64,235	283,759
Totals	573,123	283,589	525,500	1,382,212

	As of December 31, 2021
	Less than 30 days overdue	Between 30 and 89 days overdue	More than 90 days overdue	Total overdue
	MCh$	MCh$	MCh$	MCh$
Interbank loans	—	—	—	—
Loans and accounts receivable from customers
Commercial loans	156,006	97,039	361,084	614,129
Mortgage loans	120,581	44,845	66,865	232,291
Consumer loans	123,263	52,812	36,872	212,947
Totals	399,850	194,696	464,821	1,059,367

Schedule of Bank's Maximum Credit Risk Exposure by Financial Asset

Maximum Exposure to Credit Risk

For financial assets recognized in the Consolidated Statements of Financial Position, exposure to credit risk is equal to their book value. For the financial guarantees granted, the maximum exposure to credit risk is the maximum amount that the Bank would have to pay if the guarantee were called.

The following table shows the Bank’s maximum credit risk exposure by financial asset as of December 31, 2022 and 2021 for different balance sheet items, including derivatives, without deducting real guarantees or other credit enhancements received:

	Maximum Exposure as of December 31, 2022
	Balance sheet asset				Off-balance sheet			Collateral
	Notes	Gross amounts	Allowances	Net amounts	Gross amounts	Allowances	Net amounts	Cash	Non-cash	Net exposure
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial instruments at fair value through other comprehensive income	11	3,735,593	(303)	3,735,290	—	—	—	—	—	3,735,290
Loans and accounts receivable at amortized cost	10	26,607,785	(895,974)	25,711,811	8,079,306	(41,701)	8,037,605	—	40,425,951	(6,676,535)
Commercial loans		16,457,021	(521,199)	15,935,822	8,079,306	(41,701)	8,037,605	—	24,738,775	(765,348)
Mortgage loans		7,030,610	(100,844)	6,929,766	—	—	—	—	14,495,586	(7,565,820)
Consumer loans		3,120,154	(273,931)	2,846,223	—	—	—	—	1,191,590	1,654,633
Financial instruments at amortized cost	11	1,013,977	(34)	1,013,943	—	—	—	—	—	1,013,943
Investments under resale agreements	7	162,774	—	162,774	—	—	—	—	162,774	—
Financial derivative contracts	8	3,756,340	—	3,756,340	—	—	—	480,231	—	3,276,109
Interbank loans, net	9	46,441	(319)	46,122	—	—	—	—	—	46,122
Other assets	15	629,683	—	629,683	—	—	—	—	—	629,683
Totals		35,952,593	(896,630)	35,055,963	8,079,306	(41,701)	8,037,605	480,231	40,588,725	2,024,612

	Maximum Exposure as of December 31, 2021
	Balance sheet asset				Off-balance sheet			Collateral
	Notes	Gross amounts	Allowances	Net amounts	Gross amounts	Allowances	Net amounts	Cash	Non-cash	Net exposure
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial instruments at fair value through other comprehensive income	11	3,661,101	(651)	3,660,450	—	—	—	—	—	3,660,450
Loans and accounts receivable at amortized cost	10	24,743,360	(947,812)	23,795,548	7,859,923	(30,589)	7,829,334	—	36,923,332	(5,298,450)
Commercial loans		15,672,670	(681,029)	14,991,641	7,859,923	(30,589)	7,829,334	—	23,438,657	(617,682)
Mortgage loans		6,244,971	(77,298)	6,167,673	—	—	—	—	12,265,482	(6,097,809)
Consumer loans		2,825,719	(189,485)	2,636,234	—	—	—	—	1,219,193	1,417,041
Financial instruments at amortized cost	11	187,582	(127)	187,455	—	—	—	—	—	187,455
Investments under resale agreements	7	606,178	—	606,178	—	—	—	—	606,178	—
Financial derivative contracts	8	2,980,926	—	2,980,926	—	—	—	196,012	—	2,784,914
Interbank loans, net	9	80,907	(353)	80,554	—	—	—	—	—	80,554
Other assets	15	810,521	—	810,521	—	—	—	—	—	810,521
Totals		33,070,575	(948,943)	32,121,632	7,859,923	(30,589)	7,829,334	196,012	37,529,510	2,225,444

Summary for Allowances for Loan Losses According to IFRS 9

A summary for the allowances for loan losses is as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Loans and accounts receivable at amortized cost	(895,974)	(947,812)
Interbank loans, net	(319)	(353)
Provisions for contingent loans risk	(41,701)	(30,589)
Total allowances	(937,994)	(978,754)

Schedule of Concentration of Credit Risk by Industry

The following table displays the concentration of credit risk by industry for the loan portfolio:

		As of December 31,
		2022			2021
		Maximum	Maximum		Maximum	Maximum
		gross	net		gross	net
	Note	exposure	exposure (1)%		exposure	exposure (1)%
		MCh$	MCh$		MCh$	MCh$
Manufacturing		1,912,316	1,867,788	7.19%	1,295,321	1,154,825	5.24%	%
Mining		353,951	350,880	1.33%	429,591	422,314	1.74%	%
Electricity, gas and water		822,666	797,103	3.09%	922,455	805,948	3.73%	%
Agriculture and livestock		473,306	461,226	1.78%	537,337	517,723	2.17%	%
Forestry and wood extraction		121,727	118,991	0.46%	64,186	62,506	0.26%	%
Fishing		57,706	55,551	0.22%	19,657	18,781	0.08%	%
Transport		1,069,824	1,052,044	4.02%	867,096	797,904	3.50%	%
Communications		115,733	112,269	0.43%	49,002	46,451	0.20%	%
Construction		2,250,918	2,212,576	8.46%	1,917,901	1,884,123	7.75%	%
Commerce		2,563,194	2,426,240	9.63%	2,288,011	2,138,150	9.25%	%
Services		4,326,025	4,222,680	16.26%	4,143,076	4,026,551	16.74%	%
Others		2,389,655	2,328,367	8.98%	3,139,037	3,116,365	12.69%	%
Subtotal commercial loans	10 a)	16,457,021	16,005,715	61.85%	15,672,670	14,991,641	63.35%	%
Consumer loans	10 a)	7,030,610	6,993,090	26.42%	2,825,719	2,636,236	11.41%	%
Mortgage loans	10 a)	3,120,154	2,904,982	11.73%	6,244,971	6,167,671	25.24%	%
Totals		26,607,785	25,903,787	100.00%	24,743,360	23,795,548	100.00%	%
(1)	Net of allowances

Schedule of Banking Book Positions (Products Valued at Amortized Cost and Available-for-sale Instruments and Derivatives Valued at Fair Value)

	As of December 31,
Limit consumption	2022	2021	2020
Short-term exposure to interest rate risk	32.62%	47.21%	62.99%
Long-term exposure to interest rate risk	6.45%	23.21%	63.86%

Schedule of Structural Interest Rate Position In Banking Book

	As of December 31,
Limit consumption	2022	2021	2020
Market risk exposure (MRE)	58.66%	65.63%	83.34%

Schedule of Trading Book Positions by Risk Factor

	As of December 31,
Potential impact on P&L	2022	2021	2020
	MCh$	MCh$	MCh$
CLP rate risk	(12,333)	(1,679)	(8,403)
Derivatives	(12,333)	(1,679)	(8,403)
Debt instruments	—	—	—
CLF rate risk	(3,648)	(7,248)	(8,488)
Derivatives	(3,648)	(7,248)	(8,488)
Debt instruments	—	—	—
COP rate risk	12,267	829	(3,104)
Derivatives	12,267	5,469	(2,508)
Debt instruments	—	(4,640)	(596)
UVR rate risk	8	(30,766)	(133)
Derivatives	8	—	3
Debt instruments	—	(30,766)	(136)
USD rate risk	(4,203)	(12,000)	(2,648)
Other currencies rate risk	(35)	(16)	(249)
Total rate risk	(7,944)	(50,880)	(23,025)
Exchange rate risk	(1,626)	7	(163)
Options risk	3	5	16
Total impact	(9,567)	(50,868)	(23,172)

Schedule of Potential Impact on Accrual Book

	For the years ended December 31,
Potential impact on Accrual Book	2022	2021	2020
Interest rate shock sensitivity impact	10,488	(16,349)	(9,626)

Schedule of Potential Impact on Equity & Prices

	Impact due to changes in prices
Exchange rate	As of December 31, 2022		As of December 31, 2021
	ThUS$	MCh$	ThUS$	MCh$
USD	(31.19)	(26,689)	145.47	122,874
COP	(36.71)	(31,419)	—	—
Total risk exchange rate	(67.90)	(58,108)	145.47	122,874
Total impact	(102.25)	(88,472)	(211.14)	(150,497)

Schedule of Potential Impact On Equity And Impact Of Change In Prices

	For the years ended December 31,
	2022			2021			2020
Potential Impact	DV01	Impact of Change in		DV01	Impact of Change in		DV01	Impact of Change in
on FVTOCI	(+1 bp)	Interest Rate		(+1 bp)	Interest Rate		(+1 bp)	Interest Rate
	US$	MUS$	MCh$	US$	MUS$	MCh$	US$	MUS$	MCh$
CLP	(82,235)	(12.43)	(10,635)	(73,433)	(6.99)	(5,897)	(707,409)	(40.13)	(28,609)
CLF	38,676	(9.30)	(7,958)	43,232	(33.24)	(28,055)	(201,548)	(23.15)	(16,505)
COP	(25,265)	(4.15)	(4,186)	(65,627)	(5.36)	(4,525)	35,889	(8.13)	(5,780)
UVR	(25,947)	(2.53)	(2,553)	(83,203)	(6.96)	(5,875)	(36,520)	(3.88)	(2,755)
USD	(68,562)	(5.94)	(5,032)	(80,331)	(8.64)	(6,797)	(42,030)	(4.36)	(3,107)
Other	—	—	—	—	—	—	11,624	(0.59)	(419)
Total interest rate impact	(163,333)	(34.35)	(30,364)	(259,362)	(61.19)	(51,149)	(939,994)	(80.24)	(57,175)

Schedule of relation between assets and risk weighted assets based on Basell III

			Global consolidated
No. Item		Note	As of December 31,
			2022	2021
			MCh$	MCh$
1	Total assets according to the statement of financial position, excluding financial derivative contracts		36,747,959	34,842,124
2	Investment in subsidiaries that are not consolidated	a	—	—
3	Assets discounted from regulatory capital, other than item 2	b	962,897	1,003,882
4	Credit equivalent	c	1,052,333	980,163
5	Contingent receivables	d	2,366,109	2,315,141
6	Assets arising from the intermediation of financial instruments	e	18,463	24,428
7	= (1-2-3+4+5-6) Total assets for regulatory purposes		39,185,041	37,109,118
8.a	Credit risk-weighted assets, estimated using standard methodology (APRC)	f	22,354,442	21,016,722
8.b	Credit risk-weighted assets, estimated according to internal methodology (APRC)	f	—	—
9	Assets weighted by market risk (APRM)	g	1,968,720	1,873,952
10	Assets weighted by operational risk (APRO)	h	2,465,791	1,990,014
11.a	= (8.a/8.b+9+10) Risk-weighted assets (RWA)		26,788,953	24,880,688
11.b	= (8.b/8.b+9+10) Risk-weighted assets, after application of the output floor (APR)		—	24,880,688
12	Equity attributable to equity holders of the Bank		3,320,109	3,277,800
13	Non-controlling interest	i	2,650	74,542
14	Goodwill	j	492,512	492,512
15	Excess minority investments	k	—	—
16	= (12+13-14-15) Common Equity Tier 1 Equivalent (CET1)		2,830,247	2,859,830
17	Additional deductions to common equity tier 1, other than item 2	l	39,553	—
18	= (16-17-2) Common equity common equity tier 1 (CET1)		2,790,694	2,859,830
19	Voluntary provisions (additional) incorporated as Additional Capital Tier 1 (AT1)	m	—	—
20	Subordinated bonds imputed as Additional Capital Tier 1 (AT1)	m	133,945	248,807
21	Preferred shares imputed as Additional Capital Tier 1 (AT1)		—	—
22	Bonds with no fixed term to maturity imputed to Additional Capital Tier 1 (AT1)		—	—
23	Discounts applied to AT1	l	—	—
24	= (19+20+21+22+22-23) Additional capital level 1 (AT1)		133,945	248,807
25	= (18+24) Tier 1 capital		2,924,639	3,108,637
26	Voluntary (additional) provisions imputed as Tier 2 capital (T2)	n	175,501	133,323
27	Subordinated bonds imputed as Tier 2 capital (T2)	n	986,760	794,520
28	= (26+27) Equivalent Tier 2 capital (T2)		1,162,261	927,843
29	Discount applied to T2	l	—	—
30	= (28-29) Tier 2 capital (T2)		1,162,261	927,843
31	= (25+30) Effective equity		4,086,900	4,036,480
32	Additional core capital required for the constitution of the conservation buffer	p	334,862	155,504

(a) Corresponds to the value of the investment in subsidiaries that are not consolidated. Applies only in local consolidation when the bank has subsidiaries abroad, and their value is fully deducted from assets and CET1. b) Corresponds to the value of the asset items that are deducted from regulatory capital, in accordance with the provisions of paragraph a) of Title No, 3 of Chapter 21 30 of the RAN, Item No Note Total assets, risk-weighted assets and components of effective equity according to Basel III-tem Description.

c) Corresponds to the credit equivalents of derivative instruments in accordance with paragraph (b) of title No, 3 of Chapter 21 30 of the RAN.

d) Corresponds to the contingent exposures as established in paragraph c) of title No, 3 of Chapter 21 30 of the RAN.

e) Corresponds to the assets from the intermediation of financial instruments in its own name on behalf of third parties, which are within the bank's consolidation perimeter, as established in paragraph (c) of Title No, 3 of Chapter 21 30 of the RAN.

f) Corresponds to the assets weighted by credit risk, estimated according to RAN Chapter 21 6, If the bank is not authorized to apply  internal methodologies, it must report field 8,b with zero and add 8,a in field 11,a, If it has the authorization, it must add 8.b in 11.a.

g) Corresponds to the assets weighted by market risk, estimated according to Chapter 21 7 of the RAN.

h) Corresponds to the assets weighted by market risk, estimated according to Chapter 21 8 of the RAN.

i) Corresponds to the non-controlling interest, according to the level of consolidation, up to 20% of the owners' equity.

j) Assets corresponding to goodwill.

k) Corresponds to the balances of the assets of investments in companies other than business support companies that do not participate in the consolidation, in excess of 5% of the owners' equity.

Note 36 - Risk management, continued

l) In the case of CET1 and T2, banks must estimate the equivalent value for each level of capital, as well as that obtained by fully applying Chapter 21 1 of the RAN, Then, the difference between the equivalent value and the fully applied value must be weighted by the discount factor in effect at the reporting date according to the transitional provisions of Chapter 21 1 of the RAN, and reported in this row, In the case of AT1, discounts are applied directly if any.

m) Provisions and subordinated debentures imputed to additional tier 1 capital (AT1), as established in Chapter 21 2 of the RAN.

n) Provisions and subordinated debentures imputed to the equivalent definition of Tier 2 capital (T2), as established in Chapter 21 1 of the RAN.

o) In accordance with the transitory provisions, as of December 1, 2022, the solvency requirements will also be made at the local consolidated level, reporting the figures at this level in this column, Bank without subsidiaries abroad should not fill in these data.

p) Corresponds to the additional core capital (CET1) for the constitution of the conservation buffer, as established in Chapter 21 12 of the RAN.

q) Corresponds to the additional core capital (CET1) for the constitution of countercyclical buffer, as established in Chapter 21 12 of the RAN.

r) Corresponds to the additional basic capital (CET1) for banks qualified as systemic, as established in Chapter 21 11 of the RAN.

s) Corresponds to the additional capital for the evaluation of the adequacy of the effective equity (Pillar 2) of the bank, as established in Chapter 21 13 of the RAN.

b) Below are the solvency indicators and regulatory compliance indicators according to Basel III (in % with two decimals).

			Global consolidated
No. Item	Solvency ratios and regulatory compliance ratios according to Basel III	Note	As of December 31,
			2022	2021
			%	%
1	Leverage ratio (T1_I18/T1_I7)		7.12	7.71
3	Common equity tier 1 ratio (T1_I18/T1_I11.b)		10.42	11.49
5	Tier 1 capital ratio (T1_I25/T1_I11.b)		10.92	12.49
6	Capital Adequacy ratio (T1_I31/T1_I11.b)		15.26	16.22
7	Solvency rating (Level A, B or C)	a	A	A
	Regulatory compliance ratios for solvency
8	Voluntary (additional) provisions imputed in Tier 2 capital (T2) in relation to APRCs (T1_I26/(T1_I8.a or 8.b))	b	0.79	0.63
9	Subordinated bonds imputed in tier 2 capital (T2) in relation to common equity tier 1(CET1)	c	35.36	27.78
10	Additional tier 1 capital (AT1) relative to common equity tier 1 (CET1) (T1_I24/T1_I18)	d	4.80	8.70
11	Voluntary (additional) provisions and subordinated debentures that are imputed to Additional Tier 1 capital (AT1) in relation to RWA ((T1_I19+T1_I20)/T1_I11.b)	e	0.50	1.00

a) In the case of leverage, the minimum level is 3.0% without prejudice to the additional requirements for systemic banks that could be set according to the provisions of Chapter 21-30 of the RAN, In the case of basic capital, the bank must consider a limit of 4.5% of risk-weighted assets (RWA), In addition, and if applicable, the bank must add the current systemic charge according to the transitory provisions and the Pillar 2 requirement that was defined at this level of capital, In the case of new banks that have not paid 400,000 UF in paid capital, they must add 2% to their minimum requirement in accordance with article 51 of the LGB, This value decreases to 1.0% if the capital paid is above 600,000 UF but less than 800,000 UF, In the case of Tier 1 capital, the bank must consider a value of 6% as a minimum requirement and the Pillar 2 charge that has been defined at this level of capital, Finally, at the effective equity level, the bank must consider 8% of the RWA as a minimum requirement, Additional charges must be added to said value for Pillar 2, systemic bank and those indicated in article 51 of the LGB for new banks

b) The capital buffer deficit must be estimated in accordance with the provisions of Chapter 21-12 of the RAN, This value defines the restriction on the distribution of dividends if it were positive, according to the provisions of the Chapter mentioned above, In the case of effective equity, the value of the current conservation and countercyclical buffer must be added according to transitory provisions at the date of the report, the value defined in note a), even when there is a requirement by article 35 bis of the LGB,

c) If the bank had a current effective equity requirement by article 35 bis of the LGB, it must report its value in this cell in accordance with the transitory provisions,

d) (Corresponds to the solvency classification as established in Article 61 of the General Banking Law,

e) Limit of 1.25%, if the bank uses standard methodologies (field T1_8,a), or 0.625% if the bank uses internal methodologies (field T1_8 8,b), in the estimate of the APRC,

f) Subordinated bonds imputed to Tier 2 capital must not exceed 50% of Common Equity Tier 1 (CET1), taking into account the discounts applied to these instruments according to Chapter 21-1, instruments according to Chapter 21-1 of the RAN,

g) Additional tier 1 capital (AT1) cannot exceed 1/3 of ordinary tier 1 capital (CET1),

h) The additional provisions and subordinated bonds imputed to AT1 cannot exceed 1.0% of the RWAs as of December 1, 2021, This value will decrease by 0.5% annually in accordance with the transitory provisions of Chapter 21-2 of the RAN,

In accordance with the transitory provisions, as of December 1, 2022, the solvency requirements will also be made at the local consolidated level, reporting the figures at this level in this column, Bank without subsidiaries abroad should not fill in these data.